MERGER, RECAPITALIZATION AND NAME CHANGE	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
MERGER, RECAPITALIZATION AND NAME CHANGE

8. MERGER, RECAPITALIZATION AND NAME CHANGE

On July 15, 2011, the Company merged with and into Hanover Capital Management, Inc., a Delaware corporation. The merger was effected via a 30-for-1 exchange of the Company’s common stock for the common stock of Hanover Capital Management, Inc., resulting in a decrease in the number of common shares outstanding from 136,044,351 to 4,534,870. The effect of the share exchange has been presented retrospectively for all periods. The ownership of the Company did not change as a result of the merger. As such, the merger was considered a continuation of the same business, under a different entity, for accounting and financial reporting purposes.

As a part of the merger, Hanover Capital Management, Inc. changed its name to Hanover Portfolio Acquisitions, Inc. and moved its offices from California to Texas. The Company began operating under the name Hanover Portfolio Acquisitions, Inc. on July 15, 2011.